Stock Incentive Plan - Narrative (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 23, 2025	Jan. 01, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Aug. 22, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants (in shares)								0
Share-based payment arrangement, nonvested award, cost not yet recognized, amount | $			$ 1,500,000		$ 1,500,000		$ 758,294
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition					1 year 3 months 7 days		2 years 1 month 6 days
Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stockholders' equity note, stock split, conversion ratio	3
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants (in shares)		446,137	67,333	690,645	589,333	690,645	766,333
Grants in period, weighted average grant date fair value (in dollars per share) | $ / shares			$ 3.71	$ 1.42	$ 1.55	$ 1.42	$ 1.38
Inducement Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)									108,333
Grants (in shares)					108,333
Grants in period, weighted average grant date fair value (in dollars per share) | $ / shares			$ 1.63		$ 1.63